15. GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
Notes
15. GENERAL AND ADMINISTRATIVE EXPENSES

15.GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2019	2018	2017
	$	$	$
Bank service charges	5,916	3,969	6
Filing and registration fees	72,076	94,029	74,898
Foreign exchange	150	692	3,630
Insurance	33,557	18,147	34,573
Office maintenance	49,713	86,700	180,984
Payroll	-	68,417	120,080
Rent	15	50,336	49,229
Investor relations	1,990	9,974	7,174
Travel	35,420	45,426	41,246
	198,837	377,690	511,820